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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2011
                                                     ---------------------------

Check here if Amendment          [ ];           Amendment Number:
                                                                 ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Stadion Money Management, Inc.
                  --------------------------------------------------------------
Address:               1061 Cliff Dawson Rd
                  --------------------------------------------------------------
                       Watkinsville, GA 30677
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-11320
                              --------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Michael Isaac
                           --------------------------------------------
         Title:                 Chief Compliance Officer
                           --------------------------------------------
         Phone:                 (800) 222-7636
                           --------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Isaac       Watkinsville, Georgia       April 27, 2011
         ----------------------  ----------------------  ----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                              ----------------------------------

Form 13F Information Table Entry Total:              14
                                              ----------------------------------

Form 13F Information Table Value Total:       $      641,413
                                              ----------------------------------
                                                          (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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   COLUMN 1                 COLUMN 2            COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                            VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS         CUSIP    (x$1,000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------            --------------         -----    ---------  -------   ---- ----  ----------  -------- ------   ------  ----

SPDR S&P 500 ETF TR        TR UNIT             78462F103    142,844  1,220,891  SH           SOLE              1,220,891
ISHARES TR                 RUSSELL 2000        464287655     40,475    596,947  SH           SOLE                596,947
ISHARES TR                 MSCI EAFE IDX       464287465     53,677    958,869  SH           SOLE                958,869
SPDR S&P MIDCAP 400 ETF    TR UTSER1 S&PDCRP   78467Y107      7,158     50,003  SH           SOLE                 50,003
ISHARES TR                 BARCLYS 1-3YR CR    464288646     75,642    723,224  SH           SOLE                723,224
ISHARES TR                 BARCLYS MBS BD      464288588     34,692    324,075  SH           SOLE                324,075
PIMCO ETF TR               ENHAN SHRT MAT      72201R833    218,056  2,175,257  SH           SOLE              2,175,257
PIMCO ETF TR               1-5 US TIP IDX      72201R205     61,877  1,199,171  SH           SOLE              1,199,171
ISHARES TR                 BARCLYS INTER CR    464288638        137      1,320  SH           SOLE                  1,320
ISHARES TR                 BARCLYS 10-20YR     464288653         81        750  SH           SOLE                    750
ISHARES TR                 BARCLYS 20+ YR      464287432         81        910  SH           SOLE                    910
VANGUARD BD INDEX FD INC   TOTAL BND MRKT      921937835      6,042     76,287  SH           SOLE                 76,287
VANGUARD BD INDEX FD INC   LONG TERM BOND      921937793        287      3,726  SH           SOLE                  3,726
ISHARES TR                 BARCLYS 1-3 YR      464287457        362      4,337  SH           SOLE                  4,337


REPORT SUMMARY          14 DATA RECORDS                $    641,413               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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